INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

In millions	December 31, 2024	December 31, 2023
Finished goods	$1,162	$1,184
Work in process	509	487
Raw materials	332	350
Supplies	127	126
Total inventories	$2,130	$2,147